DERIVATIVE INSTRUMENTS (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Comprehensive income (loss) from derivatives before reclassifications	$ 1,833	$ 498
Income (loss) reclassified from accumulated other comprehensive income (loss) (effective portion)	$ 57	$ 193